Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Financial Items Carried at Fair Value
Financial items carried at fair value as of December 31, 2025 and 2024 are classified in the tables below in one of the three categories described in note 1f:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	(U.S. $ in millions)
Cash and cash equivalents:
Money markets	$2,678	—	—	$2,678
Cash, deposits and other	878	—	—	878
Investment in securities:
Equity securities	16	—	—	16
Other	3	—	—	3
Derivatives:
Asset derivatives:
Options and forward contracts	—	86	—	86
Liabilities derivatives:
Options and forward contracts	—	(38)	—	(38)
Cross currency interest rate swap		(19)		(19)
Contingent consideration*	—	—	(51)	(51)

Total	$3,575	$29	$(51)	$3,553

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(U.S. $ in millions)
Cash and cash equivalents:
Money markets	$2,005	—	—	$2,005
Cash, deposits and other	1,295	—	—	1,295
Investment in securities:
Equity securities	12	—	—	12
Other	3	—	—	3
Derivatives:
Asset derivatives:
Options and forward contracts	—	71	—	71
Liabilities derivatives:
Options and forward contracts	—	(24)	—	(24)
Contingent consideration*	—	—	(401)	(401)

Total	$3,315	$47	$(401)	$2,961

*
Contingent consideration represents liabilities recorded at fair value in connection with acquisitions. The contingent consideration liability is recorded under accrued expenses and other taxes and long term liabilities.

Summary of Fair Value of Financial Liabilities Measured Using Level 3 Inputs
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31, 2025	December 31, 2024
	(U.S. $ in millions)
Fair value at the beginning of the period	$(401)	$(477)
Redemption of convertible bond security*	—	(40)
Adjustments to provisions for contingent consideration:
Allergan transaction	(30)	(270)
Eagle transaction	(22)	(31)
Novetide transaction	(2)	(2)
Settlement of contingent consideration:
Allergan transaction	356	363
Eagle transaction	46	54
Novetide transaction	2	2

Fair value at the end of the period	$(51)	$(401)

*
On September 29, 2023, Teva purchased $40 million of subordinated convertible bonds of Alvotech. On June 26, 2024, Alvotech announced its intention to exercise its redemption rights and redeemed the convertible bonds, which were paid to Teva in July 2024 (see note 2).

Summary of Financial Instrument Measured on a Basis Other Than Fair Value
Financial instruments measured on a basis other than fair value consist of senior notes, sustainability-linked senior notes and convertible senior debentures (see note 9), and are presented in the below table in terms of fair value:

	Estimated fair value*
	December 31,
	2025	2024
	(U.S. $ in millions)
Senior notes and sustainability-linked senior notes included under senior notes and loans	$15,128	$15,717
Senior notes and convertible senior debentures included under short-term debt	1,801	1,779

Total	$16,929	$17,496

*	The fair value was estimated based on quoted market prices.